UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total:  $       98,602
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Berkshire Hathaway Inc. Del      CL A           84670108     6,225        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del      CL B           84670702     7,036    85,100 SH       SOLE                   85,100      0    0
BMP Sunstone Corporation         COM            05569C105      524    69,000 SH       SOLE                   69,000      0    0
Breeze-Eastern Corp.             COM            106764103      360    51,357 SH       SOLE                   51,357      0    0
Bristol Myers Squibb Co.         COM            110122108      461    17,000 SH       SOLE                   17,000      0    0
Cadiz Inc.                       COM            127537207    1,888   184,000 SH       SOLE                  184,000      0    0
CBS Corp. New                    CL B           124857202      325    20,500 SH       SOLE                   20,500      0    0
CME Group Inc.                   COM            12572Q105      586     2,250 SH       SOLE                    2,250      0    0
Columbia Laboratories Inc.       COM            197779101       35    32,500 SH       SOLE                   32,500      0    0
Comarco Inc.                     COM            200080109    1,347   598,478 SH       SOLE                  598,478      0    0
Comcast Corp. New                CL A SPL       20030N200    1,405    82,600 SH       SOLE                   82,600      0    0
Dow Chem Co.                     COM            260543103      291    10,600 SH       SOLE                   10,600      0    0
Enerplus Resources Fund          UNIT           29274D604      976    37,900 SH       SOLE                   37,900      0    0
Frontier Communications Corp     COM            35906A108      180    22,000 SH       SOLE                   22,000      0    0
Gencorp Inc                      COM            368682100       80    16,200 SH       SOLE                   16,200      0    0
General Electric Co              COM            369604103      588    36,200 SH       SOLE                   36,200      0    0
Google Inc                       CL A           38259P508      315       600 SH       SOLE                      600      0    0
Hewlett-Packard Co               COM            428236103      240     5,700 SH       SOLE                    5,700      0    0
Hollywood Media Corp             COM            436233100      415   351,882 SH       SOLE                  351,882      0    0
Imergent Inc                     COM            45247Q100      412    83,400 SH       SOLE                   83,400      0    0
Innodata Isogen Inc              COM            457642205       54    19,500 SH       SOLE                   19,500      0    0
International Business Mach      COM            459200101      429     3,200 SH       SOLE                    3,200      0    0
Kennedy-Wilson Hldgs             COM            489398107   38,382 3,620,900 SH       SOLE                3,620,900      0    0
K Sea Transn Partners LP         ltdp           48268Y101      507   124,000 SH       SOLE                  124,000      0    0
Level 3 Communications Inc       COM            52729N100       37    40,000 SH       SOLE                   40,000      0    0
Lowe's Cos Inc                   COM            548661107      223    10,000 SH       SOLE                   10,000      0    0
Martha Stewart Living            CL A           573083102      215    45,343 SH       SOLE                   45,343      0    0
MDC Partners Inc                 COM            552697104      703    52,500 SH       SOLE                   52,500      0    0
Microsoft Corp.                  COM            594918104      754    30,800 SH       SOLE                   30,800      0    0
New Frontier Media Inc           COM            644398109       55    31,500 SH       SOLE                   31,500      0    0
NGas Resources Inc               COM            62912T103      234   275,000 SH       SOLE                  275,000      0    0
NYSE Euronext                    COM            629491101    1,046    36,600 SH       SOLE                   36,600      0    0
Orbit Intl Corp                  COM New        685559304    2,227   655,006 SH       SOLE                  655,006      0    0
Penn West Energy Trust           UNIT           707885109    1,220    60,800 SH       SOLE                   60,800      0    0
Perma-Fix Environmental Svcs     COM            714157104      334   200,000 SH       SOLE                  200,000      0    0
Pfizer Inc                       COM            717081103      283    16,500 SH       SOLE                   16,500      0    0
Playboy Enterprises Inc          CL A           728117201      418    79,922 SH       SOLE                   79,922      0    0
Playboy Enterprises Inc          CL B           728117300      126    24,500 SH       SOLE                   24,500      0    0
Polymet Mining Corp.             COM            731916102      184    91,000 SH       SOLE                   91,000      0    0
Proshares Short Dow 30           ETF            74347R701      405     8,400 SH       SOLE                    8,400      0    0
Proshares Short S&P 500          ETF            74347R503    1,491    30,500 SH       SOLE                   30,500      0    0
Reading International Inc        CL A           755408101      249    55,000 SH       SOLE                   55,000      0    0
Rewards Network Inc              COM            761557206   10,468   729,484 SH       SOLE                  729,484      0    0
SMF Energy Corp                  COM            78453M208       34    24,445 SH       SOLE                   24,445      0    0
Student Loan Corp                COM            863902102    1,550    52,200 SH       SOLE                   52,200      0    0
Taylor Devices Inc               COM            877163105      209    41,415 SH       SOLE                   41,415      0    0
Time Warner Inc                  COM            887317303      322    10,500 SH       SOLE                   10,500      0    0
Ultra Petroleum Corp             COM            903914109      319     7,600 SH       SOLE                    7,600      0    0
Ultrashort Real Estate Proshares ETF            74347X583      252    11,775 SH       SOLE                   11,775      0    0
US Natural Gas Fund LP           ETF            912318102       87    14,100 SH       SOLE                   14,100      0    0
Viacom Inc - Class B             CL B           92553P201    1,697    46,900 SH       SOLE                   46,900      0    0
Wal Mart Stores Inc              COM            931142103      380     7,100 SH       SOLE                    7,100      0    0
White Mtns Ins Group Ltd         COM            G9618E107    9,778    31,700 SH       SOLE                   31,700      0    0
Yahoo Inc                        COM            984332106      241    17,000 SH       SOLE                   17,000      0    0
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